Other Assets Narrative Tagging (Details)		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2013 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Unit		Dec. 31, 2013 USD ($) Unit		Dec. 31, 2012 USD ($) Unit	Dec. 31, 2009 USD ($)	Sep. 30, 2013
Loans Receivable, Net						$ 15,990,439		$ 15,102,229
Proceeds from Notes Payable						145,000		0		$ 160,000
Property loan receivable, gross						22,191,515		21,549,927
Allowance for Loan and Lease Losses, Write-offs						0		(914,116)		0
Available-for-sale Securities, at Par Value						409,506,066		299,841,918
Provision for Loan and Lease Losses						75,000		168,000		0
Contingent Interest Income						40,000		6,497,160		0
Mortgage Loans on Real Estate, Write-down or Reserve, Amt						$ 0		(4,557,741)		$ 0
Avistar Portfolio 1 and 2 [Member]
Loans Receivable, Net			$ 526,000
The Palms at Premier Park [Member]
Asset Held For Sale Valuation								$ 1,100,000
Number of Units in Real Estate Property | Unit								240
Debt Instrument, Interest Rate, Stated Percentage						6.25%	[1]	6.25%
Available-for-sale Security, Maturity Date at a point in time						Jan. 01, 2050	[1]	Jan. 01, 2050
Available-for-sale Securities, at Par Value						$ 20,152,000	[1]	$ 20,152,000
Ashley Square [Member]
Loans Receivable, Net						1,482,000		1,482,000
Advances to Affiliate								184,000
Property loan receivable, gross						$ 5,078,342		$ 5,078,342
Debt Instrument, Interest Rate, Stated Percentage	[2]					6.25%		6.25%
Available-for-sale Security, Maturity Date at a point in time	[2]					Dec. 01, 2025		Dec. 01, 2025
Available-for-sale Securities, at Par Value	[2]					$ 5,159,000		$ 5,212,000
Cross Creek [Member]
Loans Receivable, Net						3,528,615		3,448,615
Advances to Affiliate						155,000		233,000
Property loan receivable, gross						$ 6,976,087		6,821,087
Debt Instrument, Interest Rate, Stated Percentage						6.15%
Available-for-sale Security, Maturity Date at a point in time						Mar. 01, 2049
Available-for-sale Securities, at Par Value						$ 8,422,997
Impairment of Intangible Assets (Excluding Goodwill)						75,000		168,000
Foundation for Affordable Housing [Member]
Loans Receivable, Net						$ 1,562,288		$ 1,617,072
Number of Units in Real Estate Property | Unit						96		96
Proceeds from Notes Payable						$ 43,000
Property loan receivable, gross						1,560,553		$ 1,603,083
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Greens of Pine Glen [Member]
Loans Receivable, Net						1,081,342		$ 1,005,642
Advances to Affiliate								26,000
Proceeds from Notes Payable						26,000
Property loan receivable, gross						850,000		876,000
Available-for-sale Security, Maturity Date at a point in time										Oct. 01, 2047
Ohio Properties [Member]
Loans Receivable, Net						2,976,659		2,760,118
Advances to Affiliate						29,000		42,000
Property loan receivable, gross						2,390,447		$ 2,361,447
Prairiebrook Village [Member]
Asset Held For Sale Valuation						375,000
Provision for Loan and Lease Losses						$ 711,000					$ 700,000
Vantage at Harlingen [Member]
Number of Units in Real Estate Property | Unit								288
Debt Instrument, Interest Rate, Stated Percentage						9.00%		9.00%
Available-for-sale Security, Maturity Date at a point in time						Sep. 01, 2053		Oct. 01, 2053
Available-for-sale Securities, at Par Value						$ 6,692,000		$ 6,692,000
Woodland Park [Member]
Proceeds from Notes Payable						6,000,000
Debt Instrument, Interest Rate, Stated Percentage												2.80%
Allowance for Loan and Lease Losses, Write-offs				$ 1,300,000
Avistar Portolio-2 [Member]
Loans Receivable, Net						266,719
Property loan receivable, gross						251,622
Avistar Portfolio [Member]
Loans Receivable, Net						290,966
Property loan receivable, gross						$ 274,496
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Maturity Date			Jun. 26, 2024
Iona Lakes [Member]
Proceeds from Sale of Available-for-sale Securities			$ 21,900,000					21,900,000
Contingent Interest Income			6,500,000					6,500,000
Mortgage Loans on Real Estate, Write-down or Reserve, Amt			$ 4,600,000					$ 4,600,000
Vantage at Judson [Member]
Number of Units in Real Estate Property | Unit										288
Debt Instrument, Interest Rate, Stated Percentage						9.00%		9.00%		9.00%
Available-for-sale Security, Maturity Date at a point in time						Feb. 01, 2053		Feb. 01, 2053		Feb. 01, 2053
Available-for-sale Securities, at Par Value						$ 6,049,000		$ 6,049,000
Arbors at Hickory Ridge [Member]
Loans Receivable, Net						217,311		204,243
Property loan receivable, gross						$ 191,264		$ 191,264
Debt Instrument, Interest Rate, Stated Percentage						6.25%	[1]	6.25%	[3]
Available-for-sale Security, Maturity Date at a point in time						Dec. 01, 2049	[1]	Dec. 01, 2049	[3]
Available-for-sale Securities, at Par Value						$ 11,450,000	[1]	$ 11,450,000	[3]
Series D [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Available-for-sale Security, Maturity Date at a point in time								Oct. 01, 2053
Available-for-sale Securities, at Par Value								$ 1,283,000
Series D [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value										$ 934,000
Series C [Member] | Vantage at Harlingen [Member]
Debt Instrument, Interest Rate, Stated Percentage								9.00%
Available-for-sale Securities, at Par Value								$ 6,700,000
Series C [Member] | Avistar Portolio-2 [Member]
Debt Instrument, Interest Rate, Stated Percentage			9.00%					9.00%
Available-for-sale Security, Maturity Date at a point in time			Sep. 01, 2050					Sep. 01, 2050
Available-for-sale Securities, at Par Value			$ 831,000					$ 831,000
Series C [Member] | Avistar Portfolio [Member]
Debt Instrument, Interest Rate, Stated Percentage		9.00%			9.00%			9.00%
Available-for-sale Security, Maturity Date at a point in time		Apr. 01, 2050			Apr. 01, 2050			Apr. 01, 2050
Available-for-sale Securities, at Par Value		$ 804,000			$ 804,000			$ 804,000
Series C [Member] | Vantage at Judson [Member]
Available-for-sale Securities, at Par Value						$ 6,000,000				$ 6,000,000
Minimum [Member]
Discount Rate for Impairment Analysis						5.75%
Maximum [Member]
Discount Rate for Impairment Analysis						7.00%
Available-for-sale Securities [Member]
Land						$ 4,500,000
Available-for-sale Securities [Member] | St. Petersburg [Member]
Land						3,000,000
Available-for-sale Securities [Member] | Prairiebrook Village [Member]
Land						$ 400,000

[1]	(3) Bonds owned by ATAX TEBS II, LLC, Note 11
[2]	Bonds owned by ATAX TEBS I, LLC, Note 11
[3]	Bond held by Deutsche Bank in a secured financing transaction, Note 11